CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 380,424	$ 336,971
Receivables, prepaids and other (Note 6)	58,293	41,059
Value-added and other tax receivables	63,732	46,173
Inventories (Note 7)	627,225	477,586
Current assets	1,129,674	901,789
Long-term investments (Note 8)	286,066	76,717
Long-term value-added tax receivables	276,035	244,147
Mining interests (Note 9)	3,760,337	3,291,435
Investment in associates (Note 10)	98,183	91,417
Long-term inventories (Note 7)	177,595	134,529
Other assets (Note 11)	74,986	73,964
Deferred income taxes (Note 21)	76,440	0
Total assets	5,879,316	4,813,998
Current
Accounts payable and accrued liabilities	174,802	156,352
Current income and other taxes payable	267,073	103,557
Current portion of prepaid gold sales (Note 19)	285,458	272,781
Current portion of long-term debt (Note 12)	33,870	16,419
Current portion of derivative instruments (Note 17)	237,308	1,606
Current portion of gold stream obligation (Note 18)	24,500	6,900
Current portion of mine restoration provisions (Note 13)	18,114	7,170
Other current liabilities	20,131	15,902
Total current liabilities	1,061,256	580,687
Prepaid gold sales (Note 19)	0	265,329
Long-term debt (Note 12)	564,440	421,464
Gold stream obligation (Note 18)	258,231	159,525
Mine restoration provisions (Note 13)	151,293	140,541
Deferred income taxes (Note 21)	151,343	169,738
Employee benefits obligation	25,103	18,410
Other long-term liabilities	26,134	22,607
Total liabilities	2,237,800	1,778,301
Shareholders’ equity
Share capital (Note 14)	3,607,005	3,510,271
Contributed surplus	151,218	91,184
Accumulated other comprehensive income (loss)	55,955	(102,771)
Retained deficit	(220,613)	(515,619)
Equity attributable to owners of parent	3,593,565	2,983,065
Non-controlling interests (Note 15)	47,951	52,632
Total equity	3,641,516	3,035,697
Total equity and liabilities	5,879,316	4,813,998
Commitments (Note 26)